November 2, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:        2nd Vote Funds: File Nos. 333- 239127 and 811-23577

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of 2nd Vote Funds, a registered investment company (“Trust”), that each Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on October 28, 2022 (Accession No. 0001829126-22-018389).

If you have any questions, please contact J. Stephen King, Jr. at (949) 245-2700.

Very truly yours,

/s/ J. Stephen King, Jr.

J. Stephen King, Jr.